Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 7 — Receivables

Accounts and royalties receivable, net consisted of the following:

	December 31, 2013	December 31, 2012
Trade receivables	$2,449,199	$1,133,400
Other receivables	1,493,979	643,051
	3,943,178	1,776,451
Less allowance for doubtful accounts	(16,497)	(42,709)
	$3,926,681	$1,733,742

Other receivables consist primarily of royalties and transition service fees due from Arthrex and the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at Beginning of Period	Charged to Costs and Expenses	Balances charged-off	Balance at End of Period
Year Ended December 31, 2013
Allowance for doubtful accounts	$42,709	$75,166	$(101,378)	$16,497
Year Ended December 31, 2012
Allowance for doubtful accounts	$38,233	$42,625	$(38,149)	$42,709